Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Troubled Debt Restructurings by Modification Type) (Details) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2012 loans	Dec. 31, 2011 loans
Troubled debt restructurings
Number of Loans	44	49
Recorded Investment	$ 11,695	$ 13,423
Commercial real estate | Extension of term
Troubled debt restructurings
Number of Loans	2	2
Recorded Investment	123	127
Commercial real estate | Combination of extension of term and interest rate concession
Troubled debt restructurings
Number of Loans	26	28
Recorded Investment	8,630	9,850
Commercial and industrial
Troubled debt restructurings
Number of Loans	7	9
Recorded Investment	1,048	1,393
Commercial and industrial | Extension of term
Troubled debt restructurings
Number of Loans	3	5
Recorded Investment	295	406
Commercial and industrial | Combination of extension of term and interest rate concession
Troubled debt restructurings
Number of Loans	4	4
Recorded Investment	753	987
Consumer and other | Extension of term
Troubled debt restructurings
Number of Loans	2	5
Recorded Investment	1,211	1,603
Consumer and other | Combination of extension of term and interest rate concession
Troubled debt restructurings
Number of Loans	7	4
Recorded Investment	683	432
Direct financing leases, net
Troubled debt restructurings
Number of Loans	0	1
Recorded Investment	0	18
Direct financing leases, net | Extension of term
Troubled debt restructurings
Number of Loans	0	1
Recorded Investment	$ 0	$ 18